Registration No. 33-52272

811-7170

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 66	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 69

TCW FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

Registrant’s Telephone Number, including Area Code: (213) 244-0000

Philip K. Holl, Esq.

Secretary

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and State of California on the 6th day of April 2011.

TCW FUNDS, INC.

By:	/s/ Philip K. Holl
Philip K. Holl
Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant’s registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*
Patrick C. Haden	Chairman and Director	April 6, 2011

*
Thomas E. Larkin, Jr.	Director	April 6, 2011

*
Charles W. Baldiswieler	Director and President (Chief Executive Officer)	April 6, 2011

*
Samuel P. Bell	Director	April 6, 2011

*
Matthew K. Fong	Director	April 6, 2011

*
John A. Gavin	Director	April 6, 2011

*
Janet E. Kerr	Director	April 6, 2011

*
Peter McMillan	Director	April 6, 2011

*
Charles A. Parker	Director	April 6, 2011

*
Marc I. Stern	Director	April 6, 2011

/s/ David S. DeVito
David S. DeVito	Treasurer (Principal Financial and Accounting Officer)	April 6, 2011

*By:	/s/ Philip K. Holl
Philip K. Holl Attorney-in-Fact

INDEX TO EXHIBITS

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase